Income tax - Schedule of deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Recognized profit and loss	€ (84)	€ 26
Recognized Equity		(1,590)
Acquired in Business combination		(19)
Deferred tax assets	7,777	7,969
Deferred tax liability	(6,583)	(6,691)
Deferred Taxes Total	1,194	1,278	€ 2,861
CureVac Corporate Services
Income tax
Recognized profit and loss	1,172
Intangible assets
Income tax
Net balance	(1,412)
Recognized profit and loss	188
Acquired in Business combination		(1,412)
Net balance	(1,224)	(1,412)
Deferred tax liability	(1,224)	(1,412)
Property, plant and equipment
Income tax
Net balance	(2,774)	(5)
Recognized profit and loss	(665)	(2,769)
Net balance	(3,439)	(2,774)
Deferred tax assets		34
Deferred tax liability	(3,439)	(2,808)
Right of use-assets
Income tax
Net balance	(12,364)	(663)
Recognized profit and loss	312	(11,701)
Net balance	(12,052)	(12,364)
Deferred tax liability	(12,052)	(12,364)
Other assets
Income tax
Net balance	(90)
Recognized profit and loss	90	(90)
Net balance		(90)
Deferred tax liability		(90)
Inventories
Income tax
Net balance		(9)
Recognized profit and loss	52	9
Net balance	52
Deferred tax assets	52
Prepaid expenses and other assets
Income tax
Net balance	1,428	(181)
Recognized profit and loss		1,609
Net balance	1,428	1,428
Deferred tax assets	1,428	1,428
Trade receivables
Income tax
Net balance	(47)	97
Recognized profit and loss	62	(144)
Net balance	15	(47)
Deferred tax assets	15
Deferred tax liability		(47)
Cash and cash equivalents
Income tax
Net balance	(1,014)	(87)
Recognized profit and loss	1,003	(927)
Net balance	(11)	(1,014)
Deferred tax assets	1
Deferred tax liability	(12)	(1,014)
Share-based payments
Income tax
Net balance	3,994	2,769
Recognized profit and loss	(3,498)	2,815
Recognized Equity		(1,590)
Net balance	496	3,994
Deferred tax assets	496	3,994
Lease liabilities (Non-current)
Income tax
Net balance	10,514	622
Recognized profit and loss	(14)	9,892
Net balance	10,500	10,514
Deferred tax assets	10,500	10,514
Other liabilities (Non-current)
Income tax
Net balance	51	(129)
Recognized profit and loss	(118)	180
Net balance	(67)	51
Deferred tax assets		84
Deferred tax liability	(67)	(33)
Trade and other payables
Income tax
Net balance	(184)	(23)
Recognized profit and loss	42	(161)
Net balance	(142)	(184)
Deferred tax liability	(142)	(184)
Lease liabilities (Current)
Income tax
Net balance	1,345	156
Recognized profit and loss	(152)	1,189
Net balance	1,193	1,345
Deferred tax assets	1,193	1,345
Other liabilities (Current)
Income tax
Net balance	420	20
Recognized profit and loss	(508)	400
Net balance	(88)	420
Deferred tax assets	49	625
Deferred tax liability	(137)	(205)
Tax losses carried forward
Income tax
Net balance	1,411	294
Recognized profit and loss	3,122	(276)
Acquired in Business combination		1,393
Net balance	4,533	1,411
Deferred tax assets	4,533	1,411
Netting
Income tax
Deferred tax assets	10,490	11,466
Deferred tax liability	€ (10,490)	€ (11,466)